Allowance for Doubtful Accounts Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 14,716	89,088	1,462
Provision for doubtful debt	4,718	28,562	87,626
Ending balance	$ 19,434	117,650	89,088